TAXES RECEOVERABLE (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	December 31, 2022	December 31, 2021
VAT recoverable	$1,385	$790
GST recoverable	25	26
Income taxes recoverable	2,327	2,548
	$3,737	$3,364